Discontinued Operations (Narrative) (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013 Robinson's Bend Field [Member]	Mar. 31, 2013 Robinson's Bend Field [Member]	Dec. 31, 2012 Robinson's Bend Field [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 63,000,000						$ 63,000,000
Closing adjustment							4,000,000
Gain (Loss) on sale				(3,100,000)				(3,100,000)
Asset Impairments		$ 45,000	$ 194,000		$ 2,357,000	$ 109,000			$ 73,300,000